UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               ------------------------------

Check here if Amendment; |_|   Amendment Number:
      This Amendment (Check only one.): |_|   is a restatement.
                                        |_|   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Mutuals Advisors, Inc
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Address:    700 N. Pearl St
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            Suite 900
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                  Dallas, TX 75201
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Form 13F File Number:   28- 12695
                        ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David E. Scott
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Title:      Chief Compliance Officer
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Phone:      646-415-8159
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Signature, Place, and Date of Signing:

         /s/ David E. Scott            New York, New York           05/13/08
      ---------------------------   --------------------------   --------------
               [Signature]                [City, State]               [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

28-
   ----------                 ----------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                            ------------------------------
Form 13F Information Table Entry Total:
                                            ------------------------------
Form 13F Information Table Value Total:     $
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number     Name
       28-
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

13F: All Funds as of
3/31/08

Name of Issuer                 Title of Class      CUSIP       Market       Shares/     Investment    Other Managers  Sole  Shared
                                                             Value $ (x    Quantity     Discretion
                                                               1,000)
BOEING CO                                   CALL  097023105         7958      107,000     OTHER      GNI Capital, Inc.       107,000
BRITISH AMERN TOB PLC              SPONSORED ADR  110448107         9658      127,500     OTHER      GNI Capital, Inc.       127,500
CENTRAL EUROPEAN DIST CORP                   COM  153435102         2095       36,000     OTHER      GNI Capital, Inc.        36,000
CITIGROUP INC                                COM  172967101          289       13,500     OTHER      GNI Capital, Inc.        13,500
GENERAL DYNAMICS CORP                        COM  369550108         6294       75,500     OTHER      GNI Capital, Inc.        75,500
HOLOGIC INC                                  COM  436440101          389        7,000     OTHER      GNI Capital, Inc.         7,000
HORMEL FOODS CORP                            COM  440452100          358        8,600     OTHER      GNI Capital, Inc.         8,600
IMPERIAL TOBACCO GROUP PLC         SPONSORED ADR  453142101         6629       72,000     OTHER      GNI Capital, Inc.        72,000
INTERNATIONAL GAME                           COM  459902102         9469      235,500     OTHER      GNI Capital, Inc.       235,500
TECHNOLOGY
ISHARES INC                          MSCI TAIWAN  464286731         1347       85,000     OTHER      GNI Capital, Inc.        85,000
ISHARES TR                        S&P 100 IDX FD  464287101         1234       20,000     OTHER      GNI Capital, Inc.        20,000
ISHARES TR                         US TIPS BD FD  464287176         1099       10,000     OTHER      GNI Capital, Inc.        10,000
ISHARES TR                        MSCI EMERG MKT  464287234         1881       14,000     OTHER      GNI Capital, Inc.        14,000
ISHARES TR                           S&P GBL FIN  464287333          385        5,500     OTHER      GNI Capital, Inc.         5,500
ISHARES TR                         MSCI EAFE IDX  464287465          503        7,000     OTHER      GNI Capital, Inc.         7,000
ISHARES TR                        RUSSELL1000GRW  464287614         3266       60,000     OTHER      GNI Capital, Inc.        60,000
ISHARES TR                        MBS FIXED BDFD  464288588          743        7,200     OTHER      GNI Capital, Inc.         7,200
ISHARES TR                          MSCI GRW IDX  464288885         2168       30,000     OTHER      GNI Capital, Inc.        30,000
L-3 COMMUNICATIONS HLDGS INC                 COM  502424104         2788       25,500     OTHER      GNI Capital, Inc.        25,500
LAS VEGAS SANDS CORP                         COM  517834107         6480       88,000     OTHER      GNI Capital, Inc.        88,000
LILLY ELI & CO                               COM  532457108          387        7,500     OTHER      GNI Capital, Inc.         7,500
LOCKHEED MARTIN CORP                         COM  539830109         7100       71,500     OTHER      GNI Capital, Inc.        71,500
LOEWS CORP                        CAROLNA GP STK  540424207        12043      166,000     OTHER      GNI Capital, Inc.       166,000
MGM MIRAGE                                   COM  552953101         8051      137,000     OTHER      GNI Capital, Inc.       137,000
NYSE EURONEXT                                COM  629491101          401        6,500     OTHER      GNI Capital, Inc.         6,500
NORTHROP GRUMMAN CORP                        COM  666807102         4902       63,000     OTHER      GNI Capital, Inc.        63,000
OSI PHARMACEUTICALS INC                      COM  671040103          374       10,000     OTHER      GNI Capital, Inc.        10,000
OIL SVC HOLDRS TR                  DEPOSTRY RCPT  678002106         1768       10,000     OTHER      GNI Capital, Inc.        10,000
OPTIONSXPRESS HLDGS INC                      COM  684010101          300       14,500     OTHER      GNI Capital, Inc.        14,500
RAYTHEON CO                              COM NEW  755111507         7495      116,000     OTHER      GNI Capital, Inc.       116,000
ROCKWELL COLLINS INC                         COM  774341101         3686       64,500     OTHER      GNI Capital, Inc.        64,500
SPIRIT AEROSYSTEMS HLDGS INC            COM CL A  848574109         3571      161,000     OTHER      GNI Capital, Inc.       161,000
UNITED TECHNOLOGIES CORP                     COM  913017109         2994       43,500     OTHER      GNI Capital, Inc.        43,500
WMS INDS INC                                 COM  929297109         7050      196,000     OTHER      GNI Capital, Inc.       196,000
WYNN RESORTS LTD                             COM  983134107         7347       73,000     OTHER      GNI Capital, Inc.        73,000
AT&T INC                                     COM  00206R102          460       12,000     OTHER      GNI Capital, Inc.        12,000
ALTRIA GROUP INC                             COM  02209S103         5306      239,000     OTHER      GNI Capital, Inc.       239,000
APOLLO INVT CORP                             COM  03761U106          396       25,000     OTHER      GNI Capital, Inc.        25,000
COMPANHIA DE BEBIDAS DAS            SPON ADR PFD  20441W203         2606       34,500     OTHER      GNI Capital, Inc.        34,500
AMERS
DIAGEO P L C                        SPON ADR NEW  25243Q205        10246      126,000     OTHER      GNI Capital, Inc.       126,000
MEDCO HEALTH SOLUTIONS INC                   COM  58405U102          372        8,500     OTHER      GNI Capital, Inc.         8,500
OPEN JT STK CO-VIMPEL              SPONSORED ADR  68370R109          344       11,500     OTHER      GNI Capital, Inc.        11,500
COMMUNIC
POWERSHARES ETF TRUST             FTSERAFI FINAN  73935X237         1308       35,000     OTHER      GNI Capital, Inc.        35,000
POWERSHARES ETF TRUST             FTSE RAFI 1000  73935X583         1896       36,000     OTHER      GNI Capital, Inc.        36,000
POWERSHS DB US DOLLAR             DOLL INDX BULL  73936D107          448       20,000     OTHER      GNI Capital, Inc.        20,000
INDEX TR
PROSHARES TR                      ULTRA QQQ PSHS  74347R206         1434       20,500     OTHER      GNI Capital, Inc.        20,500
RYDEX ETF TRUST                   S&P500 PUR GRW  78355W403         2117       61,300     OTHER      GNI Capital, Inc.        61,300
SPDR SERIES TRUST                 S&P OILGAS EXP  78464A730         1864       35,000     OTHER      GNI Capital, Inc.        35,000
SELECT SECTOR SPDR TR               SBI INT-TECH  81369Y803         1792       80,000     OTHER      GNI Capital, Inc.        80,000
TENET HEALTHCARE CORP                        COM  88033G100          481       85,000     OTHER      GNI Capital, Inc.        85,000
WISDOMTREE TRUST                  JP SMALLCP DIV  97717W836          889       20,000     OTHER      GNI Capital, Inc.        20,000
MAX CAPITAL GROUP LTD                        SHS  G6052F103          367       14,000     OTHER      GNI Capital, Inc.        14,000